Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value
Amount Registered | shares	2,282,460
Proposed Maximum Offering Price per Unit | $ / shares	5.83
Maximum Aggregate Offering Price	$ 13,306,741.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,837.66
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices ($5.92 and $5.74, respectively) of the Registrant’s Class A Ordinary Shares as reported on the Nasdaq Capital Market on December 10, 2025, which date is within five business days prior to the filing of this Registration Statement.The Registrant will not receive any proceeds from the sale of its Class A Ordinary Shares by the Selling Shareholders.All the Class A Ordinary Shares are to be offered for resale by the Seling Shareholders named in the prospectus contained in this Registration Statement on Form F-1.